Apr. 30, 2026
Corporate Bond Fund
Investment objective
The fund’s investment objective is to seek to provide maximum total return consistent with capital preservation and prudent risk management.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell an interest in shares of the fund. You may pay other fees, such as insurance contract fees and expenses, which are not reflected in the tables and examples below. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)	Class 1	Class 1A	Class 2	Class 4
Management fee	0.46%	0.46%	0.46%	0.46%
Distribution and/or service (12b-1) fees	none	none	0.25	0.25
Other expenses*	0.05	0.30	0.05	0.30
Total annual fund operating expenses	0.51	0.76	0.76	1.01

* Based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class 1	$52	$164
Class 1A	78	243
Class 2	78	243
Class 4	103	322

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results.

Principal investment strategies

The fund seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in investment-grade corporate debt securities, such as bonds. Normally, at least 80% of the fund’s assets will be invested in corporate debt securities, which may be represented by derivatives and cash equivalents (including shares of money market or similar funds managed by the investment adviser or its affiliates). The fund will also normally invest all of its assets in debt instruments (including bonds, mortgage- and other asset-backed securities) with quality ratings of Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or in debt instruments that are unrated but determined at the time of purchase to be of equivalent quality by the fund’s investment adviser. However, the fund may invest in debt securities guaranteed or sponsored by the U.S. government, as well as debt issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, without regard to the quality rating assigned to the U.S. government by a Nationally Recognized Statistical Rating Organization. Additionally, the fund may invest in cash, and cash equivalents (including shares of money market or similar funds managed by the investment adviser or its affiliates). The fund may also invest in derivatives instruments (but excluding any derivatives instruments that are rated below Baa3 and BBB- by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser or are unrated but determined at the time of purchase to be of equivalent quality by the fund’s investment adviser).

The fund may invest significantly in debt securities tied economically to countries outside the United States, including developing countries. All securities held by the fund will be denominated in U.S. dollars.

The fund may invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results
Because the fund has not yet begun investment operations, information regarding investment results is not available as of the date of this prospectus.